INCOME TAXESs (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Tax Carryforwards And Deductions Expiration Period One [Member]
Other Tax Carryforward [Line Items]
First year in period	Jan. 01, 2015
Last year in period	Dec. 31, 2016
Tax effect of unspecified carryforward losses and deductions	$ 382
Tax Carryforwards And Deductions Expiration Period Two [Member]
Other Tax Carryforward [Line Items]
First year in period	Jan. 01, 2017
Last year in period	Dec. 31, 2023
Tax effect of unspecified carryforward losses and deductions	246
Tax Carryforwards And Deductions No Expiration [Member]
Other Tax Carryforward [Line Items]
Tax effect of unspecified carryforward losses and deductions	188
Tax Carryforwards And Deductions Indefinite [Member]
Other Tax Carryforward [Line Items]
Tax effect of unspecified carryforward losses and deductions	$ 599